CONSOLIDATED FINANCIAL STATEMENT DETAILS - Finance Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance expense
Accretion on reclamation and remediation obligations	$ (37.0)	$ (25.5)
Interest expense, including accretion of debt and lease liabilities	(69.0)	(68.2)
Finance expense	(106.0)	(93.7)
Capitalized interest	108.9	66.5
Accretion of lease liabilities	2.1	2.6
Total interest paid, including interest capitalized	167.3	96.1
Cost
Finance expense
Capitalized interest	$ 108.9	$ 66.5